Shareholder Report, Holdings (Details) - C000031720	Jun. 30, 2024
Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Common Stock, Imperial Oil Ltd., Oil, Gas & Consumable Fuels, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Common Stock, Willis Towers Watson plc, Insurance, United States
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Common Stock, Shell plc, Oil, Gas & Consumable Fuels, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Common Stock, Danone SA, Food Products, France
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Common Stock, Unilever plc, Personal Care Products, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Common Stock, Cie Financiere Richemont SA (Registered), Textiles, Apparel & Luxury Goods, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Common Stock, Taiwan Semiconductor Manufacturing Co. Ltd., Semiconductors & Semiconductor Equipment, Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Common Stock, British American Tobacco plc, Tobacco, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Common Stock, Fomento Economico Mexicano SAB de CV, Beverages, Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Percent of Total Investments	32.70%
Country Others
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Sector Others
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Commodities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Japan
Holdings [Line Items]
Percent of Net Asset Value	16.20%
United States
Holdings [Line Items]
Percent of Net Asset Value	15.20%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Canada
Holdings [Line Items]
Percent of Net Asset Value	8.90%
France
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.20%
China
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Common Stock
Holdings [Line Items]
Percent of Net Asset Value	84.40%
Commodity
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%